Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LIABILITIES
Goodwill arising on acquisition (ii)	€ 8,116	€ 6,905
Net cash outflow arising on acquisition
Total outflow in the Consolidated Statement of Cash Flows	3,505	1,841	€ 149
Ash Grove Cement Company [member]
Non-current assets
Property, plant and equipment	2,076
Equity accounted investments	1
Total non-current assets	2,077
Current assets
Inventories	183
Trade and other receivables (i)	191
Cash and cash equivalents	48
Total current assets	422
LIABILITIES
Trade and other payables	(94)
Provisions for liabilities	(81)
Retirement benefit obligations	(114)
Interest-bearing loans and borrowings and finance leases	(32)
Current income tax liabilities	(8)
Deferred income tax liabilities	(365)
Total liabilities	(694)
Total identifiable net assets at fair value	1,805
Goodwill arising on acquisition (ii)	1,204
Non-controlling interests*	(48)
Total consideration	2,961
Consideration satisfied by:
Cash payments	2,961
Total consideration	2,961
Net cash outflow arising on acquisition
Cash consideration	2,961
Less: cash and cash equivalents acquired	(48)
Total outflow in the Consolidated Statement of Cash Flows	2,913
Other acquisitions [member]
Non-current assets
Property, plant and equipment	538
Intangible assets	58
Total non-current assets	596
Current assets
Inventories	72
Trade and other receivables (i)	127
Cash and cash equivalents	21
Total current assets	220
LIABILITIES
Trade and other payables	(130)
Provisions for liabilities	(3)
Retirement benefit obligations	(1)
Interest-bearing loans and borrowings and finance leases	(42)
Current income tax liabilities	(7)
Deferred income tax liabilities	(46)
Total liabilities	(229)
Total identifiable net assets at fair value	587
Goodwill arising on acquisition (ii)	300
Joint ventures becoming subsidiaries	(120)
Total consideration	767
Consideration satisfied by:
Cash payments	613
Asset exchange	12
Deferred consideration (stated at net present cost)	10
Contingent consideration (iii)	93
Profit on step acquisition (iv)	39
Total consideration	767
Net cash outflow arising on acquisition
Cash consideration	613
Less: cash and cash equivalents acquired	(21)
Total outflow in the Consolidated Statement of Cash Flows	592
Business combinations [member]
Non-current assets
Property, plant and equipment	2,614	1,536	19
Intangible assets	58	56	14
Equity accounted investments	1
Total non-current assets	2,673	1,592	33
Current assets
Inventories	255	114	9
Trade and other receivables (i)	318	129	28
Cash and cash equivalents	69	174	4
Total current assets	642	417	41
LIABILITIES
Trade and other payables	(224)	(149)	(14)
Provisions for liabilities	(84)	(49)	18
Retirement benefit obligations	(115)	(52)	(1)
Interest-bearing loans and borrowings and finance leases	(74)	(12)	(3)
Current income tax liabilities	(15)	(22)	4
Deferred income tax liabilities	(411)	(132)	35
Total liabilities	(923)	(416)	39
Total identifiable net assets at fair value	2,392	1,593	113
Goodwill arising on acquisition (ii)	1,504	487	71
Joint ventures becoming subsidiaries	(120)
Non-controlling interests*	(48)	(20)	(9)
Total consideration	3,728	2,060	175
Consideration satisfied by:
Cash payments	3,574	2,015	153
Asset exchange	12
Deferred consideration (stated at net present cost)	10	45	21
Contingent consideration (iii)	93		1
Profit on step acquisition (iv)	39
Total consideration	3,728	2,060	175
Net cash outflow arising on acquisition
Cash consideration	3,574	2,015	153
Less: cash and cash equivalents acquired	(69)	(174)	(4)
Total outflow in the Consolidated Statement of Cash Flows	€ 3,505	€ 1,841	€ 149